Note 7 - Deposits (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Time Deposits, $100,000 or More	$ 64,768,000	$ 60,941,000
Interest-bearing Domestic Deposit, Brokered	$ 50,331,000	$ 53,176,000